Related Party Transactions - Summary of Significant Transactions between the Company and Other Related Parties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Receivables from related parties	$ 715.3	$ 558.1		$ 25.8
Payables to related parties	1,437.2	2,107.7
Other receivables from related parties	61.5	50.6		$ 2.2
Global Unichip Corporation [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	597.8	370.6
Xintec Inc. [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	117.5	187.5
Payables to related parties	725.3	1,358.6
Systems on Silicon Manufacturing Company Pte Ltd. [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	349.2	400.8
Other receivables from related parties	50.4	45.3
Vanguard International Semiconductor Corporation [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	357.2	311.4
Other receivables from related parties	11.1	4.3
Associates [member]
Disclosure of transactions between related parties [line items]
Net revenue from sale of goods	8,475.9	8,129.8	$ 6,253.9
Purchases	7,569.8	7,606.4	6,301.4
Contract liabilities	726.4
Manufacturing expenses	5,459.9	5,440.0	$ 2,823.0
Other associates [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 5.5	36.9
Other receivables from related parties		$ 1.0